Trade payables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other payables [abstract]
Disclosure of Trade Payables

(EUR thousand)	As of March 31
Trade payables	2024	2023
Merchants	128,106	102,315
Tourists	121,124	84,942
Agents	5,336	6,751
Other TFS payables	16,836	15,098
Other trade payables	10,596	—
Total	281,998	209,106